Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 101,410	$ 51,370	$ 47,892
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	96,920	36,369	34,011
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	348	242	237
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,645	1,936	1,448
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	2,447	12,798	12,181
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 50	$ 25	$ 15